American Beacon Advisors, Inc.
                                                4151 Amon Carter Blvd. MD 2450
                                                     Fort Worth, TX 76155


                                                         June 3, 2010


VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  American Beacon Funds
     1933 Act File No. 33-11387
     1940 Act File No. 811-4984

Dear Sir or Madam:

	Pursuant to Rule 497(j) of the Securities Act of 1933, American Beacon Funds
("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the A Class of the Registrant does not differ from that contained in Post-Effective Amendment No. 88 ("Amendment No. 88") to the Registrant's
Registration Statement, (b) that the form of Statements of Additional
Information used with respect to the A Class of the Registrant does not differ from that contained in Amendment No. 88, and (c) that Amendment No. 88 was filed electronically.

       If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

                                          Sincerely,

                                          /s/ John J. Okray
                                          -------------------------
                                          John J. Okray
                                          Assistant General Counsel


cc:   Francine Rosenberger, Esq.
          K&L Gates LLP